Significant mergers and acquisitions and investments - Other acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)
Other acquisitions
Goodwill	¥ 269,581	¥ 292,771	¥ 276,782	$ 42,525
Total purchase price is comprised of:
- cash consideration	5,282	27,014	16,022
Gain (loss) recognized in relation to revaluation of previously held equity interests	(2)	8,759	1,538
Other acquisitions, summarized
Other acquisitions
Net assets (liabilities)	852	(106)	846
Identifiable intangible assets	1,000	3,888	364
Deferred tax liabilities	(170)	(195)	(53)
Subtotal	1,682	3,587	1,157
Noncontrolling interests and mezzanine equity	(1,884)	(3,310)	(998)
Net identifiable assets (liabilities)	(202)	277	159
Goodwill	3,283	4,105	7,840
Total	3,081	4,382	7,999
Fair value of previously held equity interests	(31)	(2,434)	(2,215)
Purchase consideration settled	(2,671)	(1,794)	(5,146)
Deferred consideration as of year end	379	154	638
Total purchase price is comprised of:
- cash consideration	3,050	875	5,784
- non-cash consideration		1,073
- fair value of previously held equity interests	31	2,434	2,215
Total	3,081	4,382	7,999
Gain (loss) recognized in relation to revaluation of previously held equity interests	¥ (2)	¥ 2,378	¥ 1,538